Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other payables and accrued liabilities
Schedule of other payables and accrued liabilities

		December 31,
	Note	2022	2021
Accrued professional fees		$308	$234
Accrued staff costs and staff benefits		49	35
Rental deposits from tenants		205	191
Rental receipt in advance		10	7
Interest receipt in advance		—	5
Advances from unrelated parties	*	409	448
Others		279	689
		$1,260	$1,609